Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of accounts receivable

	As of	As of
	December 31, 2019	December 31, 2018
Trade accounts receivable	$23,934,283	$27,984,656
Less: allowance for doubtful accounts	(105,032)	(223,700)
Accounts receivable, net	$23,829,251	$27,760,956